Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Allowance [Abstract]
Allowance for loan losses by portfolio segment

	Year Ended December 31, 2014
	Commercial	Residential Mortgage	Mortgage Warehouse	Residential Construction	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Beginning balance	$2,725	$458	$508	$—	$111	$83	$20	$3,905
Charge-offs	—	(159)	—	—	(12)	(30)	—	(201)
Recoveries	—	21	—	—	5	15	—	41
Provision	(609)	356	146	4	(14)	(13)	(20)	(150)
Ending balance	$2,116	$676	$654	$4	$90	$55	$—	$3,595

	Year Ended December 31, 2013
	Commercial	Residential Mortgage	Mortgage Warehouse	Residential Construction	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Beginning balance	$3,131	$401	$601	$2	$130	$43	$—	$4,308
Charge-offs	(205)	(190)	—	—	(22)	(26)	—	(443)
Recoveries	—	19	—	—	—	15	—	34
Provision	(201)	228	(93)	(2)	3	51	20	6
Ending balance	$2,725	$458	$508	$—	$111	$83	$20	$3,905

Allowance for loan losses and recorded investment in loans by portfolio segment and impairment method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014 and 2013:

	December 31, 2014
	Commercial	Residential Mortgage	Mortgage Warehouse	Residential Construction	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$764	$122	$—	$—	$—	$—	$—	$886
Collectively evaluated for impairment	1,352	554	654	4	90	55	—	2,709
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—
Total ending allowance	$2,116	$676	$654	$4	$90	$55	$—	$3,595
Loans:
Individually evaluated for impairment	$9,005	$2,206	$—	$—	$7	$—	$—	$11,218
Collectively evaluated for impairment	108,688	36,999	132,636	1,664	13,188	4,325	—	297,500
Acquired with deteriorated credit quality	619	112	—	—	—	—	—	731
Total ending loan balance	$118,312	$39,317	$132,636	$1,664	$13,195	$4,325	$—	$309,449

	December 31, 2013
	Commercial	Residential Mortgage	Mortgage Warehouse	Residential Construction	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$792	$135	$—	$—	$32	$—	$—	$959
Collectively evaluated for impairment	1,933	323	508	—	79	83	20	2,946
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—
Total ending allowance	$2,725	$458	$508	$—	$111	$83	$20	$3,905
Loans:
Individually evaluated for impairment	$9,930	$1,472	$—	$—	$43	$—	$—	$11,445
Collectively evaluated for impairment	118,324	33,842	115,443	792	11,354	4,920	—	284,675
Acquired with deteriorated credit quality	668	124	—	—	—	—	—	792
Total ending loan balance	$128,922	$35,438	$115,443	$792	$11,397	$4,920	$—	$296,912

Information related to impaired loans by class of loans
The following tables present information related to impaired loans by class of loans as of and for the years ended December 31, 2014 and 2013:

	December 31, 2014			Year Ended December 31, 2014
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
	(Dollars in thousands)
With no related allowance recorded:
Commercial:
Real estate	$2,962	$2,960	$—	$2,906	$175	$—
Five or more family	3,699	3,699	—	3,670	234	—
Land	138	123	—	184	—	9
Residential mortgage	1,151	1,103	—	1,365	9	—
Residential construction:
Land	—	—	—	13	—	—
Home equity	8	7	—	8	—	—
Subtotal	7,958	7,892	—	8,146	418	9
With an allowance recorded:
Commercial:
Real estate	830	769	281	806	—	—
Land	1,937	1,454	483	2,034	—	—
Residential mortgage	1,169	1,103	122	570	9	—
Home equity	—	—	—	20	—	—
Subtotal	3,936	3,326	886	3,430	9	—
Total	$11,894	$11,218	$886	$11,576	$427	$9

	December 31, 2013			Year Ended December 31, 2013
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
	(Dollars in thousands)
With no related allowance recorded:
Commercial:
Real estate	$2,832	$2,832	$—	$1,326	$42	$—
Five or more family	3,508	3,508	—	10	—	—
Land	201	200	—	188	—	—
Residential mortgage	769	770	—	985	1	38
Home equity	11	11	—	26	—	—
Subtotal	7,321	7,321	—	2,535	43	38
With an allowance recorded:
Commercial:
Real estate	843	843	275	1,111	—	—
Land	2,547	2,547	517	2,834	—	—
Residential mortgage	702	702	135	859	—	—
Home equity	32	32	32	15	—	—
Subtotal	4,124	4,124	959	4,819	—	—
Total	$11,445	$11,445	$959	$7,354	$43	$38

Investment in nonaccrual loans
The following table presents the recorded investment in nonaccrual loans by class of loans as of December 31, 2014 and 2013. The Bank had no loans greater than 90 days past due that were still accruing as of December 31, 2014 and 2013.

	December 31,
	2014	2013
	(Dollars in thousands)
Nonaccrual loans:
Commercial:
Commercial and other	$27	$27
Real estate	879	897
Land	1,577	2,748
Residential mortgage	1,933	1,190
Home equity	7	43
Consumer and other	—	3
Total	$4,423	$4,908

Aging of the recorded investment in past due loans
The following tables present the aging of the recorded investment in past due loans as of December 31, 2014 and 2013 by class of loans:

	December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
	(Dollars in thousands)
Commercial:
Commercial and other	$—	$—	$27	$27	$17,388	$17,415
Real estate	72	—	822	894	74,369	75,263
Five or more family	—	—	—	—	16,486	16,486
Construction	—	—	—	—	2,322	2,322
Land	—	—	1,216	1,216	5,610	6,826
Residential mortgage	454	203	920	1,577	37,740	39,317
Mortgage warehouse	—	—	—	—	132,636	132,636
Residential construction:
Construction	—	—	—	—	1,472	1,472
Land	—	—	—	—	192	192
Home equity	—	73	7	80	13,115	13,195
Consumer and other	19	—	—	19	4,306	4,325
Total	$545	$276	$2,992	$3,813	$305,636	$309,449

	December 31, 2013
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
	(Dollars in thousands)
Commercial:
Commercial and other	$2	$—	$27	$29	$17,611	$17,640
Real estate	2,377	—	874	3,251	80,531	83,782
Five or more family	76	—	—	76	15,326	15,402
Construction	—	—	—	—	3,949	3,949
Land	—	—	2,317	2,317	5,832	8,149
Residential mortgage	640	7	1,161	1,808	33,630	35,438
Mortgage warehouse	—	—	—	—	115,443	115,443
Residential construction:
Construction	—	—	—	—	503	503
Land	—	—	—	—	289	289
Home equity	4	—	12	16	11,381	11,397
Consumer and other	176	—	3	179	4,741	4,920
Total	$3,275	$7	$4,394	$7,676	$289,236	$296,912

Loans by class modified as troubled debt restructurings
A loan modification is considered a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the Company grants a concession it would not otherwise consider but for the borrower’s financial difficulties. The following table presents the Company’s TDRs as of the dates indicated:

	December 31,
	2014	2013
	(Dollars in thousands)
TDRs:
Performing in accordance with modified repayment terms	$5,873	$1,949
Nonperforming	762	227
Total	$6,635	$2,176

Specific reserve	$23	$61

Loans by class modified as troubled debt restructurings
The following tables present loans by class that were modified as troubled debt restructurings during the year ending December 31, 2014 and 2013:

	Year Ended December 31, 2014			Year Ended December 31, 2013
	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in thousands)
Commercial:
Real estate	3	$2,106	$2,106	3	$1,884	$1,882
Five or more family	2	3,507	3,750	—	—	—
Residential mortgage	4	514	673	2	43	89
Total	9	$6,127	$6,529	5	$1,927	$1,971

Recent analysis performed for risk category of loans
As of December 31, 2014 and 2013, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2014
	Not Rated	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial:
Commercial and other	$161	$17,236	$—	$18	$—
Real estate	333	67,264	1,663	5,983	20
Five or more family	175	12,612	—	3,699	—
Construction	—	2,322	—	—	—
Land	—	5,147	102	1,577	—
Residential mortgage	34,428	2,399	120	2,370	—
Mortgage warehouse	132,636	—	—	—	—
Residential construction:
Construction	1,472	—	—	—	—
Land	192	—	—	—	—
Home equity	13,005	108	73	9	—
Consumer and other	3,711	614	—	—	—
Total	$186,113	$107,702	$1,958	$13,656	$20

	December 31, 2013
	Not Rated	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial:
Commercial and other	$83	$17,159	$380	$18	$—
Real estate	—	71,943	6,705	5,111	23
Five or more family	188	11,706	—	3,508	—
Construction	—	3,949	—	—	—
Land	—	5,296	106	2,747	—
Residential mortgage	29,977	3,323	471	1,667	—
Mortgage warehouse	115,443	—	—	—	—
Residential construction:
Construction	503	—	—	—	—
Land	289	—	—	—	—
Home equity	11,116	133	101	47	—
Consumer and other	3,985	703	232	—	—
Total	$161,584	$114,212	$7,995	$13,098	$23

Outstanding balance and carrying amount of purchased loans
The Company purchased loans during 2007, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The outstanding balance and carrying amount of those loans is as follows at the dates indicated:

	December 31,
	2014	2013
	(Dollars in thousands)
Commercial:
Commercial and other	$27	$27
Real estate	621	670
Residential mortgage	112	123
Outstanding balance	$760	$820
Carrying amount, net of allowance of $0	$731	$792

Accretable yield, or income expected to be collected on purchased loans
Accretable yield, or income expected to be collected, is as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Beginning balance	$73	$128
Reclassification from nonaccretable yield	—	2
Accretion of income	(55)	(57)
Ending balance	$18	$73